PGIM Securitized Credit Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	110 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.39%	[1]
ICE BofA US 3-Month Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	2.46%	1.94%	[1]
A
Prospectus [Line Items]
Average Annual Return, Percent		5.52%	3.62%	4.07%
Performance Inception Date	Nov. 16, 2015
C
Prospectus [Line Items]
Average Annual Return, Percent		7.26%	3.50%	3.66%
Performance Inception Date	Nov. 16, 2015
Z
Prospectus [Line Items]
Average Annual Return, Percent		9.36%	4.57%	4.72%
Performance Inception Date	Nov. 16, 2015
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.48%	2.55%	3.49%
Performance Inception Date	Nov. 16, 2015
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.49%	2.61%	3.15%
Performance Inception Date	Nov. 16, 2015
R6
Prospectus [Line Items]
Average Annual Return, Percent		9.42%	4.60%	4.76%
Performance Inception Date	Nov. 16, 2015

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the Predecessor Fund’s inception date, November 16, 2015.